Fair Value of Financial Instruments (Details 1) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Assets
Other assets
Total
Liabilities
Derivative Liabilities	1,312,178	1,590,638	1,306,748
Total	1,312,178	1,590,638	1,306,748
Level 1 [Member]
Assets
Other assets
Total
Liabilities
Derivative Liabilities
Total
Level 2 [Member]
Assets
Other assets
Total
Liabilities
Derivative Liabilities
Total
Level 3 [Member]
Assets
Other assets
Total
Liabilities
Derivative Liabilities	1,312,178	1,590,638	1,306,748
Total	$ 1,312,178	$ 1,590,638	$ 1,306,748